Reconciliation of Total Costs Incurred for Consolidated Entities to Reported Capital Expenditures (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Total Costs Incurred		$ 220,953	$ 566,297	$ 340,540
Contributions to Equity Method Investments				2,493
DJ Basin Expenditures				2
Exploration Expense		(3,011)	(9,446)	(11,408)
Asset Retirement Obligations		(2,818)	(9,110)	(3,031)
Depreciation for Support Equipment and Facilities		(4,905)	(6,075)	(5,024)
Corporate Expenditures		231	869	3,651
Other	[1]	(16,522)	7,223	10,391
Subtotal		$ 193,928	$ 549,758	$ 337,614

[1]	Represents R.E. Disposal, LLC capital, future proceeds from ArcLight and intercompany capital transactions.